REVENUE (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF BREAKDOWN OF REVENUE

The breakdown of the Company’s revenue for the years ended June 30, 2023, 2024 and 2025, is as follows:

	For the years ended June 30,
	2023	2024	2025	2025
	JPY’000	JPY’000	JPY’000	US$’000
At a point in time
Events curation revenue	594,443	894,643	763,006	5,293
Events curation revenue – related party	—	—	135,790	942
Consultancy and management revenue (a)	1,395,368	1,491,452	1,674,960	11,618
Consultancy and management revenue – related party (a)	—	—	100	1
Restaurant operation revenue	113,500	112,708	92,478	641
Total revenue from the transfer of goods and services at a point in time	2,103,311	2,498,803	2,666,334	18,495

Over time
Consultancy and management revenue (a)	618,379	679,313	805,242	5,585
Total revenue from the transfer of goods and services over time	618,379	679,313	805,242	5,585

Total revenue from contracts with customers	2,721,690	3,178,116	3,471,576	24,080
Sub-leasing revenue	289,948	283,119	67,346	467
Total revenue	3,011,638	3,461,235	3,538,922	24,547

Note:

(a)	The Company reported an inaccurate classification of a portion of consultancy and management revenue as of years ended June 30, 2023 and 2024 in the Revenue footnote disclosure in the Form F-1 filed on January 27, 2025. The Company determined that the misstatement was immaterial to the consolidated financial statements for the years ended June 30, 2023 and 2024. The Company reclassified the consultancy and management revenue from over time to at a point in time, amounting to JPY1,395,368 thousand and JPY1,491,452 thousand for the years ended June 30, 2023 and 2024, respectively, in these consolidated financial statements.

SCHEDULE OF TRANSACTION PRICE ALLOCATED TO THE REMAINING PERFORMANCE OBLIGATIONS

The following table presents the amount of the transaction price allocated to the remaining performance obligations expected to be recognized as revenue when performance obligations are satisfied:

Years ending June 30,	JPY’000
2026	648,191
2027	676,591
2028	762,991
Total	2,087,773